Share-Based Compensation - 2013 Incentive Scheme (Detail) - 2013 Incentive Scheme - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate Intrinsic Value
Unvested at beginning of year	5,086,990	7,596,470	4,254,730
Number of ordinary shares, Granted	641,412	469,490	5,773,520
Number of ordinary shares, Vested	(1,038,123)	(2,350,790)	(1,416,898)
Number of ordinary shares, Forfeited	(975,867)	(628,180)	(1,014,882)
Unvested at end of year	3,714,412	5,086,990	7,596,470
Unvested at beginning of year (in dollars per share)	$ 0.17	$ 0.23	$ 0.64
Granted (in dollars per share)	0.05	0.08	0.17
Vested (in dollars per share)	0.27	0.27	0.79
Forfeited (in dollars per share)	0.13	0.5	0.81
Unvested at end of year (in dollars per share)	$ 0.12	$ 0.17	$ 0.23